Average Annual Total Returns - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Institutional Class - Return Before Taxes
	May 30, 2024
Average Annual Return:
Past 1 year	5.07%
Past 5 years	1.80%
Since Inception	1.23%	[1]

[1]	A From May 14, 2014 .